Income Tax - Schedule of Components of the Aggregate Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred Tax Assets
Net operating loss carryforwards	$ 838,875	$ 409,891
Allowance for credit loss	65,177	99,714
Lease liabilities	448,276	315,935
Inventory write-off	41,307	180,329
Less: valuation allowance	(199,508)	(7,916)	$ (5,874)
Deferred tax assets, net	1,194,127	997,953
Right of use assets	468,476	325,463
Amortization of intangible assets	374,591	557,030
Deferred tax liabilities	843,067	882,493
Deferred tax assets, net	$ 351,060	$ 115,460	$ 514,675